 Supplement dated April 17, 2003 to the Statement of Additional Information of
                          the Funds indicated below.

  The following information replaces and supersedes, as applicable, certain information set forth in the section entitled "Smith Barney Retirement Programs" in each of the currently effective Statements of Additional Information for each of the Funds listed below.

  Class A Shares. Class A shares may be purchased by plans investing at least $3 million.

  Class L Shares. Class L shares may be purchased by plans investing less than $3 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

  If the plan was opened on or after April 10, 2003 and a total of $3 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

  If the plan was opened on or after June 21, 1996 and prior to April 10, 2003 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

  If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

  A plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney Retirement Program.

               SB ADJUSTABLE RATE INCOME FUND  September 27, 2002
                  Smith Barney Class A Shares
                  Smith Barney Class B Shares
                  Smith Barney Class L Shares
                  Smith Barney Class Y Shares

            SMITH BARNEY ALLOCATION SERIES INC. May 31, 2002
               BALANCED PORTFOLIO
               CONSERVATIVE PORTFOLIO
               GLOBAL PORTFOLIO
               GROWTH PORTFOLIO
               HIGH GROWTH PORTFOLIO
               INCOME PORTFOLIO
            SMITH BARNEY APPRECIATION FUND INC. April 30, 2002
            SMITH BARNEY EQUITY FUNDS           May 31, 2002
               SMITH BARNEY SOCIAL AWARENESS
                 FUND
            SMITH BARNEY FUNDAMENTAL VALUE
              FUND INC.                            January 28, 2003
            SMITH BARNEY FUNDS, INC.
               SMITH BARNEY LARGE CAP VALUE
                 FUND                           April 30, 2002
               SMITH BARNEY SHORT-TERM HIGH     April 30, 2002 (as
                 GRADE BOND FUND                amended January 13,
                                                2003)
               U.S. GOVERNMENT SECURITIES FUND  April 30, 2002
            SMITH BARNEY INCOME FUNDS
               SMITH BARNEY BALANCED FUND       November 28, 2002
               SMITH BARNEY CONVERTIBLE FUND    November 28, 2002
               SMITH BARNEY DIVERSIFIED
                 STRATEGIC INCOME FUND          November 28, 2002
               SMITH BARNEY HIGH INCOME FUND    November 28, 2002
               SMITH BARNEY MUNICIPAL HIGH
                 INCOME FUND                    November 28, 2002
               SMITH BARNEY PREMIUM TOTAL
                 RETURN FUND                    April 30, 2002
               SMITH BARNEY TOTAL RETURN BOND
                 FUND                           November 28, 2002

             SMITH BARNEY INVESTMENT SERIES       February 28, 2003
                SMITH BARNEY GROWTH AND
                  INCOME FUND
                SMITH BARNEY INTERNATIONAL
                  AGGRESSIVE GROWTH FUND
                SMITH BARNEY LARGE CAP CORE
                  FUND
             SMITH BARNEY INVESTMENT TRUST        March 28, 2003
                SMITH BARNEY LARGE
                  CAPITALIZATION GROWTH FUND
                SMITH BARNEY MID CAP CORE FUND
                SMITH BARNEY CLASSIC VALUES
                  FUND                            February 10, 2003
             SMITH BARNEY MANAGED
               GOVERNMENTS FUND INC.              November 28, 2002
             SMITH BARNEY MONEY FUNDS, INC.       April 30, 2002
                CASH PORTFOLIO
                GOVERNMENT PORTFOLIO
             SMITH BARNEY SECTOR SERIES FUND INC. February 28, 2003
                SMITH BARNEY FINANCIAL SERVICES
                  FUND
                SMITH BARNEY HEALTH SCIENCES
                  FUND
                SMITH BARNEY TECHNOLOGY FUND
                SMITH BARNEY BIOTECHNOLOGY
                  FUND
             SMITH BARNEY SMALL CAP CORE FUND,
               INC.                               April 30, 2002
             SMITH BARNEY TRUST II
                SMITH BARNEY DIVERSIFIED LARGE
                  CAP GROWTH FUND                 February 28, 2003
                SMITH BARNEY INTERNATIONAL
                  LARGE CAP FUND                  May 1, 2002
                SMITH BARNEY SMALL CAP GROWTH
                  OPPORTUNITIES FUND              February 28, 2003
             SMITH BARNEY WORLD FUNDS, INC.       February 28, 2003
                GLOBAL GOVERNMENT BOND
                  PORTFOLIO
                INTERNATIONAL ALL CAP GROWTH
                  PORTFOLIO

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